Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income taxes	$ 3,619	$ 3,989	$ 5,244
Adjustments to reconcile net profit to net cash used in operating activities:
Depreciation of property, plant and equipment	47	36	31
Depreciation of right-of-use assets	412	163	184
Finance cost	116	9	31
Interest income	(185)	(106)	(6)
Net loss/(gain) on impairment of financial assets	4	236	18
Operating cashflow before changes in working capital	4,013	4,327	5,502
Changes in operating assets and liabilities:
Deferring cost	837	(837)
Inventories	(187)	(1,362)	4,003
Trade and other receivables	2,018	(5,167)	3,229
Trade and other payables	(11,168)	3,381	(1,531)
Income tax (paid)/refunded	(33)	(198)	(124)
Net cash provided by/(used in) operating activities	(4,520)	144	11,079
CASH FLOWS FROM INVESTING ACTIVITIES
Other investment	(1,000)
Interest income	185	106	6
Purchase of plant and equipment	(72)	(57)	(9)
Net cash (used in)/provided by investing activities	(887)	49	(3)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares - net	7,187
Advances from directors	3
Advances/(Repayments) to shareholders	(5)	612	(351)
Dividends paid		(3,151)	(6,300)
Net repayments of lease liabilities	(361)	(202)	(206)
Interest paid	(116)	(9)	(31)
Net cash (used in)/provided by financing activities	6,708	(2,750)	(6,888)
Net increase/(decrease) in cash and cash equivalents	1,301	(2,557)	4,188
Effects of exchange rate changes on cash and cash equivalents	18	(106)	(38)
Cash and bank balances at beginning of year	6,384	9,047	4,897
Cash and bank balances at end of year	$ 7,703	$ 6,384	$ 9,047